UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments

UBS Cash Reserves Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

US government and agency obligations—19.57%

Federal Farm Credit Bank
3.030%, due 02/01/08[1]	4,000,000	3,999,683
3.080%, due 02/01/08[1]	5,275,000	5,275,000
Federal Home Loan Bank
4.785%, due 02/18/08[1]	10,000,000	10,000,000
4.345%, due 04/10/08[1]	11,000,000	10,999,090
3.625%, due 04/16/08[2]	4,000,000	3,969,792
4.885%, due 08/20/08	3,200,000	3,202,537
5.100%, due 09/19/08	4,750,000	4,763,974
4.500%, due 11/05/08	4,500,000	4,500,000
3.330%, due 01/23/09	2,750,000	2,750,000
Federal Home Loan Mortgage Corp.
4.670%, due 03/30/08[1]	3,000,000	2,998,731
3.980%, due 04/07/08[2]	10,000,000	9,927,033
2.770%, due 07/14/08[2]	10,000,000	9,873,811
3.790%, due 12/08/08[2]	5,000,000	4,836,293
4.300%, due 12/26/08	3,000,000	3,000,000
Federal National Mortgage Association
4.165%, due 05/07/08[2]	7,000,000	6,922,253
3.375%, due 01/23/09	2,750,000	2,750,000
US Treasury Bills
3.000%, due 03/20/08[2]	5,500,000	5,478,000
3.075%, due 06/05/08[2]	5,000,000	4,946,615
3.170%, due 06/12/08[2]	5,000,000	4,941,883

Total US government and agency obligations (cost—$105,134,695)		105,134,695

Bank notes[1]—2.33%

Banking-US—2.33%
Wachovia Bank N.A. (Charlotte)
4.753%, due 04/04/08	5,000,000	5,000,000
World Savings, Federal Savings Bank
3.994%, due 02/20/08	7,500,000	7,502,542

Total bank notes (cost—$12,502,542)		12,502,542

Certificates of deposit—14.00%

Banking-non-US—10.05%
Bank of Tokyo-Mitsubishi UFJ Ltd.
5.440%, due 03/14/08	5,500,000	5,500,000
3.790%, due 05/15/08	2,500,000	2,500,000
Barclays Bank PLC
3.000%, due 07/25/08	3,500,000	3,500,000
Calyon N.A., Inc.
4.750%, due 02/28/08	5,000,000	5,000,000
Credit Suisse First Boston
4.850%, due 05/27/08	5,000,000	5,000,000
4.230%, due 07/08/08	5,000,000	5,000,000
Deutsche Bank AG
4.753%, due 03/25/08[1]	5,000,000	5,000,000
Natixis
3.170% , due 02/01/08[1]	8,000,000	7,999,914
Royal Bank of Scotland PLC
5.440%, due 03/11/08	4,500,000	4,500,000
3.750%, due 07/18/08	5,000,000	5,000,000
Svenska Handelsbanken
5.000%, due 10/09/08	5,000,000	5,000,000

		53,999,914

UBS Cash Reserves Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-US—3.95%
American Express Centurion Bank
4.060%, due 04/11/08	8,000,000	8,000,000
State Street Bank & Trust Co.
5.540%, due 02/04/08	6,250,000	6,250,000
Wells Fargo Bank N.A.
3.940%, due 02/28/08	7,000,000	7,000,000

		21,250,000

Total certificates of deposit (cost—$75,249,914)		75,249,914

Commercial paper[2]—24.54%

Asset backed-banking—1.11%
Atlantis One Funding
3.850%, due 04/15/08	6,000,000	5,952,517

Asset backed-miscellaneous—12.59%
Amsterdam Funding Corp.
3.100%, due 02/29/08	5,000,000	4,987,944
4.450%, due 04/08/08	2,800,000	2,776,811
Atlantic Asset Securitization LLC
4.120%, due 02/15/08	6,000,000	5,990,387
Bryant Park Funding LLC
4.130%, due 02/19/08	5,000,000	4,989,675
Falcon Asset Securitization Corp.
3.610%, due 02/05/08	5,000,000	4,997,994
3.360%, due 02/25/08	6,000,000	5,986,560
Jupiter Securitization Co. LLC
3.600%, due 02/06/08	5,000,000	4,997,500
3.410%, due 02/22/08	6,000,000	5,988,065
Regency Markets No. 1 LLC
4.160%, due 02/08/08	7,000,000	6,994,338
Thunderbay Funding
3.900%, due 04/11/08	6,000,000	5,954,500
Variable Funding Capital Corp.
4.240%, due 03/06/08	5,000,000	4,979,978
3.900%, due 03/14/08	2,500,000	2,488,625
Windmill Funding Corp.
4.130%, due 02/21/08	6,500,000	6,485,086

		67,617,463

Banking-US—7.34%
Barclays US Funding Corp.
5.110%, due 02/15/08	7,000,000	6,986,089
Calyon N.A., Inc.
4.320%, due 04/09/08	4,000,000	3,967,360
ING (US) Funding LLC
3.100%, due 04/25/08	5,000,000	4,963,833
Morgan (J.P.) Chase & Co.
4.830%, due 04/17/08	7,500,000	7,423,525

UBS Cash Reserves Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Banking-US—(concluded)
Natexis Banques Populaires US Finance Co. LLC
5.155%, due 04/08/08	1,215,000	1,203,343
Nordea N.A., Inc.
4.740%, due 02/14/08	5,000,000	4,991,442
San Paolo IMI US Financial Co.
4.230%, due 04/10/08	5,000,000	4,959,463
Societe General N.A., Inc.
3.915%, due 04/14/08	5,000,000	4,960,306

		39,455,361

Brokerage—1.86%
Lehman Brothers Holdings, Inc.
3.040%, due 02/01/08	10,000,000	10,000,000

Finance-noncaptive diversified—0.91%
General Electric Capital Corp.
4.750%, due 06/26/08	5,000,000	4,903,681

Pharmaceuticals—0.73%
Pfizer, Inc.
4.410%, due 05/28/08	4,000,000	3,942,670

Total commercial paper (cost—$131,871,692)		131,871,692

Short-term corporate obligations[1]—13.18%

Asset backed-securities—1.86%
K2 (USA) LLC
3.565%, due 02/01/08[3]	4,000,000	3,999,979
4.906%, due 03/20/08[3]	6,000,000	5,999,877

		9,999,856

Banking-non-US—6.33%
ANZ National International Ltd.
4.540%, due 02/07/08[3]	2,000,000	2,000,000
Bank of Scotland PLC
4.701%, due 02/01/08[3]	3,000,000	3,000,000
BNP Paribas
4.845%, due 02/07/08	5,000,000	5,000,000
4.032%, due 05/13/08	5,000,000	5,000,000
La Caja de Ahorros y Pensiones de Barcelona
3.848%, due 04/23/08[3]	5,000,000	5,000,000
Societe Generale
4.631%, due 02/04/08[3]	5,000,000	5,000,000
Totta Ireland PLC
4.540%, due 02/07/08[3]	4,000,000	4,000,000
Westpac Banking Corp.
4.530%, due 02/06/08[3]	5,000,000	5,000,000

		34,000,000

Banking-US—2.79%
Citigroup Funding, Inc.
3.110%, due 02/01/08	5,000,000	5,000,239

UBS Cash Reserves Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Short-term corporate obligations[1]—(concluded)

Banking-US—(concluded)
The Bank of New York Mellon Corp.
4.289%, due 02/12/08[3]	5,000,000	5,000,000
Wells Fargo & Co.
4.316%, due 02/15/08[3]	5,000,000	5,000,009

		15,000,248

Finance-captive automotive—2.20%
Toyota Motor Credit Corp.
3.820%, due 02/01/08	2,000,000	2,000,000
4.616%, due 04/07/08	5,000,000	5,000,185
4.248%, due 04/15/08	4,800,000	4,800,274

		11,800,459

Total short-term corporate obligations (cost—$70,800,563)		70,800,563

Repurchase agreements—26.25%

Repurchase agreement dated 01/31/08 with Barclays Bank PLC, 2.850%, due 02/01/08, collateralized by $50,955,000 Federal Home Loan Bank obligations, 4.896% due 12/04/08; (value—$51,000,350); proceeds: $50,003,958	50,000,000	50,000,000

Repurchase agreement dated 01/31/08 with Deutsche Bank Securities, 2.850%, due 02/01/08, collateralized by $33,540,000 Federal Home Loan Bank obligations, 4.650% to 5.375% due 11/21/08 to 01/18/18 and $58,305,000 Federal National Mortgage Association obligations, zero coupon to 4.625% due 02/21/08 to 07/09/13; (value—$92,822,998); proceeds: $91,007,204	91,000,000	91,000,000

Repurchase agreement dated 01/31/08 with State Street Bank & Trust Co., 1.400%, due 02/01/08, collateralized by $41,758 US Treasury Bills, zero coupon due 05/01/08 and $15,290 US Treasury Bonds, 7.250% to 8.125% due 08/15/19 to 08/15/22; (value—$63,267); proceeds: $62,002	62,000	62,000

Total repurchase agreements (cost—$141,062,000)		141,062,000

Investments of cash collateral from securities loaned—0.00%

	Number of
	shares

Money market funds[4]—0.00%
AIM Prime Portfolio
3.663%	396	396
UBS Private Money Market Fund LLC[5]
3.941%	193	193

Total money market funds and investments of cash collateral from securities loaned (cost—$589)		589

Total investments (cost—$536,621,995 which approximates cost for federal income tax purposes)[6]—99.87%		536,621,995

Other assets in excess of liabilities—0.13%		711,264

Net assets (applicable to 537,300,284 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		537,333,259

UBS Cash Reserves Fund
Schedule of investments – January 31, 2008 (unaudited)

[1]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2008 and reset periodically.

[2]	Interest rates shown are the discount rates at date of purchase.

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.19% of net assets as of January 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Rates shown reflect yield at January 31, 2008.

[5]	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended January 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
	Value at	ended	ended	Value at	ended
Security description	04/30/07 ($)	01/31/08 ($)	01/31/08 ($)	01/31/08 ($)	01/31/08 ($)

UBS Private Money Market Fund LLC	0	46,892,699	46,892,506	193	4,351

[6]	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Issuer breakdown by country of origin	Percentage of total investments (%)

United States	81.4

France	5.2

Japan	3.7

United Kingdom	3.0

Switzerland	1.9

Spain	1.7

Australia	0.9

Germany	0.9

Sweden	0.9

New Zealand	0.4

Total	100.0

Weighted average maturity—53 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2007.

UBS Liquid Assets Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

US government and agency obligations—23.51%

Federal Farm Credit Bank
3.030%, due 02/01/08[1]	13,000,000	12,998,968
3.080%, due 02/01/08[1]	18,000,000	18,000,000
2.840%, due 02/26/08[2]	30,000,000	29,940,833
Federal Home Loan Bank
4.785%, due 02/18/08[1]	18,000,000	18,000,000
2.720%, due 02/22/08[2]	17,069,000	17,041,917
2.870%, due 03/28/08[2]	20,000,000	19,910,711
4.345%, due 04/10/08[1]	12,000,000	11,999,008
3.625%, due 04/16/08[2]	15,000,000	14,886,719
4.885%, due 08/20/08	8,800,000	8,806,978
5.100%, due 09/19/08	12,800,000	12,837,655
4.500%, due 11/05/08	13,500,000	13,500,000
3.350%, due 01/23/09	9,000,000	9,000,000
Federal Home Loan Mortgage Corp.
4.270%, due 02/05/08[2]	33,000,000	32,984,343
4.670%, due 03/30/08[1]	5,000,000	4,997,884
4.165%, due 05/12/08[2]	15,000,000	14,824,723
4.300%, due 12/26/08	9,000,000	9,000,000
Federal National Mortgage Association
4.210%, due 02/08/08[2]	60,000,000	59,950,884
4.240%, due 02/08/08[2]	40,000,000	39,967,022
2.700%, due 02/22/08[2]	42,000,000	41,933,850
4.165%, due 05/07/08[2]	8,000,000	7,911,147
3.375%, due 01/23/09	9,000,000	9,000,000
US Treasury Bills
3.000%, due 03/20/08[2]	17,750,000	17,679,000
3.145%, due 06/12/08[2]	24,000,000	23,723,240

Total US government and agency obligations (cost—$448,894,882)		448,894,882

Bank notes[1]—1.05%

Banking-US—1.05%
Bank of America N.A.
3.225%, due 02/01/08	5,000,000	5,000,000
Wachovia Bank N.A. (Charlotte)
4.753%, due 04/04/08	15,000,000	15,000,000

Total bank notes (cost—$20,000,000)		20,000,000

Certificates of deposit—16.40%

Banking-non-US—14.93%
Bank of Tokyo-Mitsubishi UFJ Ltd.
5.440%, due 03/14/08	10,000,000	10,000,000
3.790%, due 05/15/08	15,000,000	15,000,000
Barclays Bank PLC
5.530%, due 03/14/08	5,000,000	5,000,000
5.200%, due 06/16/08	5,000,000	5,000,000
3.000%, due 07/25/08	20,000,000	20,000,000
Calyon N.A., Inc.
3.045%, due 02/01/08[1]	5,000,000	4,999,842
4.750%, due 02/28/08	10,000,000	10,000,000
Credit Suisse First Boston
4.850%, due 05/27/08	15,000,000	15,000,000
4.230%, due 07/08/08	15,000,000	15,000,000
Deutsche Bank AG
3.155%, due 02/01/08[1]	4,000,000	4,000,000
5.360%, due 02/14/08	6,000,000	6,000,000
4.753%, due 03/25/08[1]	15,000,000	15,000,000
Fortis Bank NV-SA
4.850%, due 02/11/08	15,000,000	15,000,000

UBS Liquid Assets Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Mizuho Corporate Bank Ltd.
3.100%, due 04/04/08	15,000,000	15,000,000
Natixis
4.810%, due 02/08/08	20,000,000	20,000,000
5.365%, due 06/02/08	5,000,000	5,000,000
Norinchukin Bank Ltd.
3.940%, due 02/19/08	25,000,000	25,000,000
4.545%, due 03/07/08	10,000,000	10,000,000
Royal Bank of Scotland
3.750%, due 07/18/08	30,000,000	30,000,000
Societe Generale
4.800%, due 02/07/08	15,000,000	15,000,000
Svenska Handelsbanken
5.000%, due 10/09/08	25,000,000	25,000,000

		284,999,842

Banking-US—1.47%
PNC Bank N.A.
3.190%, due 07/25/08	18,000,000	18,000,000
State Street Bank & Trust Co.
5.540%, due 02/04/08	10,000,000	10,000,000

		28,000,000

Total certificates of deposit (cost—$312,999,842)		312,999,842

Commercial paper[2]—37.34%

Asset backed-banking—0.88%
Atlantis One Funding
3.450%, due 02/12/08	7,000,000	6,992,621
3.850%, due 04/15/08	10,000,000	9,920,861

		16,913,482

Asset backed-miscellaneous—4.31%
Amsterdam Funding Corp.
4.450%, due 04/08/08	8,750,000	8,677,533
Falcon Asset Securitization Corp.
3.350%, due 02/25/08	18,000,000	17,959,800
Old Line Funding Corp.
4.080%, due 02/11/08	10,812,000	10,799,746
Ranger Funding Co. LLC
3.150%, due 02/06/08	15,000,000	14,993,438
Thunderbay Funding
4.120%, due 02/08/08	5,000,000	4,995,994
3.900%, due 04/11/08	10,000,000	9,924,167
Variable Funding Capital Corp.
4.285%, due 02/13/08	15,000,000	14,978,575

		82,329,253

Banking-non-US—4.35%
Lloyds TSB Bank PLC
3.050%, due 02/01/08	38,000,000	38,000,000

UBS Liquid Assets Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Commercial paper[2]—(continued)

Banking-non-US—(concluded)
Westpac Banking Corp.
3.200%, due 02/01/08	15,000,000	15,000,000
3.400%, due 02/05/08	30,000,000	29,988,667

		82,988,667

Banking-US—18.14%
Abbey National N.A. LLC
4.345%, due 02/04/08	40,000,000	39,985,517
Bayerische Landesbank
3.280%, due 02/27/08	45,000,000	44,893,400
Calyon N.A., Inc.
3.125%, due 03/03/08	30,000,000	29,919,271
Danske Corp.
3.030%, due 03/03/08	40,000,000	39,895,633
Deutsche Bank Financial LLC
3.100%, due 02/01/08	30,000,000	30,000,000
Dresdner US Finance, Inc.
3.060%, due 02/01/08	54,000,000	54,000,000
ING (US) Funding LLC
3.110%, due 03/31/08	18,000,000	17,908,255
3.100%, due 04/25/08	15,000,000	14,891,500
Morgan (J.P.) Chase & Co.
4.830%, due 04/17/08	20,250,000	20,043,517
National Australia Funding (DE), Inc.
3.920%, due 02/13/08	5,000,000	4,993,467
Nordea N.A., Inc.
4.740%, due 02/14/08	15,000,000	14,974,325
Societe Generale N.A., Inc.
4.785%, due 02/01/08	15,000,000	15,000,000
3.915%, due 04/14/08	5,000,000	4,960,306
Stadshypotek Del, Inc.
3.150%, due 04/22/08	15,000,000	14,893,688

		346,358,879

Brokerage—2.88%
Greenwich Capital Holdings, Inc.
3.950%, due 03/24/08	15,000,000	14,914,417
Lehman Brothers Holdings, Inc.
3.040%, due 02/01/08	40,000,000	40,000,000

		54,914,417

Consumer products-nondurables—2.37%
Procter & Gamble Co.
2.950%, due 03/05/08	45,300,000	45,177,501

Finance-captive automotive—0.08%
Toyota Motor Credit Corp.
4.600%, due 03/19/08	1,500,000	1,490,992

Finance-noncaptive diversified—2.62%
International Lease Finance Corp.
3.230%, due 02/08/08	50,000,000	49,968,597

UBS Liquid Assets Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Insurance-multiline—1.04%
Hartford Financial Services Group, Inc.
3.780%, due 02/26/08	20,000,000	19,947,500

Pharmaceuticals—0.67%
Pfizer, Inc.
4.410%, due 05/28/08	13,000,000	12,813,677

Total commercial paper (cost—$712,902,965)		712,902,965

Short-term corporate obligations—5.63%

Asset backed-securities—1.36%
Asscher Finance Corp.
5.400%, due 07/09/08[3]	2,000,000	1,999,956
CC (USA), Inc. (Centauri)
5.340%, due 06/05/08[3]	4,000,000	3,999,868
K2 (USA) LLC
4.906%, due 03/20/08[1,3]	5,000,000	4,999,897
4.218%, due 04/15/08[1,3]	10,000,000	9,999,096
5.400%, due 06/16/08[3]	5,000,000	5,000,000

		25,998,817

Banking-non-US—2.41%
ANZ National International Ltd.
4.540%, due 02/07/08[1,3]	3,000,000	3,000,000
Bank of Scotland PLC
4.701%, due 02/01/08[1,3]	3,000,000	3,000,000
BNP Paribas
4.845%, due 02/07/08[1]	3,000,000	3,000,000
4.032%, due 05/13/08[1]	12,000,000	12,000,000
La Caja de Ahorros y Pensiones de Barcelona
3.848%, due 04/23/08[1,3]	8,000,000	8,000,000
National Australia Bank Ltd.
4.206%, due 02/15/08[1,3]	9,000,000	9,000,000
Societe Generale
4.631%, due 02/04/08[1,3]	4,000,000	4,000,000
Totta Ireland PLC
4.540%, due 02/07/08[1,3]	4,000,000	4,000,000

		46,000,000

Banking-US—1.18%
Citigroup Funding, Inc.
3.110%, due 02/01/08[1]	7,000,000	7,000,335
Morgan (J.P.) Chase & Co.
6.500%, due 01/15/09	5,000,000	5,159,300
US Bank N.A.
5.700%, due 12/15/08	5,000,000	5,113,954
Wachovia Bank N.A. (Charlotte)
5.625%, due 12/15/08	5,000,000	5,112,485

		22,386,074

Finance-captive automotive—0.68%
Toyota Motor Credit Corp.
3.820%, due 02/01/08[1]	10,000,000	10,000,000
4.616%, due 04/07/08[1]	3,000,000	3,000,111

		13,000,111

Total short-term corporate obligations (cost—$107,385,002)		107,385,002

UBS Liquid Assets Fund
Schedule of investments – January 31, 2008 (unaudited)

	Face
	amount ($)	Value ($)

Repurchase agreements—16.81%

Repurchase agreement dated 01/31/08 with Barclays Bank PLC, 2.850%, due 02/01/08, collateralized by $51,420,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 05/09/08 and $50,106,000 Federal National Mortgage Association obligations, 3.250% due 08/15/08; (value—$102,000,976); proceeds: $100,007,917	100,000,000	100,000,000

Repurchase agreement dated 01/31/08 with Deutsche Bank Securities, 2.850%, due 02/01/08, collateralized by $4,955,000 Federal Home Loan Bank obligations, 5.375% due 09/09/16 and $111,800,000 Federal National Mortgage Association obligations, 5.250% to 6.210% due 01/12/12 to 06/05/36; (value—$123,216,960); proceeds: $120,809,563	120,800,000	120,800,000

Repurchase agreement dated 01/31/08 with Lehman Brothers, Inc., 2.800%, due 02/01/08, collateralized by $287,075,000 Resolution Funding Corp. Principal Strips, zero coupon due 01/15/30; (value—$102,000,616); proceeds: $100,007,778	100,000,000	100,000,000

Repurchase agreement dated 01/31/08 with State Street Bank & Trust Co., 1.400%, due 02/01/08, collateralized by $47,146 US Treasury Bills, zero coupon due 05/01/08 and $17,263 US Treasury Bonds, 7.250% to 8.125% due 08/15/19 to 08/15/22; (value—$71,430); proceeds: $70,003	70,000	70,000

Total repurchase agreements (cost—$320,870,000)		320,870,000

Total investments (cost—$1,923,052,691 which approximates cost for federal income tax purposes)[4]—100.74%		1,923,052,691

Liabilities in excess of other assets—(0.74)%		(14,061,968)

Net assets (applicable to 1,908,872,357 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		1,908,990,723

[1]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2008 and reset periodically.

[2]	Interest rates shown are the discount rates at date of purchase.

[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.99% of net assets as of January 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Issuer breakdown by country of origin	Percentage of total investments (%)

United States	76.9

United Kingdom	6.0

Japan	4.7

France	3.8

Australia	2.8

Switzerland	1.6

Germany	1.3

Sweden	1.3

Belgium	0.8

Spain	0.6

New Zealand	0.2

Total	100.0

Weighted average maturity—47 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2007.

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Institutional Fund as of 1/31/08 were $11,802,159,561.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Institutional Fund as of 1/31/08 were $3,502,560,822.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Institutional Fund as of 1/31/08 were $2,315,901,487.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Preferred Fund as of 1/31/08 were $1,072,374,361.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Preferred Fund as of 1/31/08 were $390,440,528.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Preferred Fund as of 1/31/08 were $176,604,585.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 31, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 31, 2008